AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Market Value
Communications - 2.1%
Entertainment Content - 0.4%
Madison Square Garden Entertainment Corporation *	15,000	$1,227,000

Internet Media & Services - 0.6%
eDreams ODIEGO S.A. - ADR *	32,729	1,811,760

Publishing & Broadcasting - 1.1%
Liberty Media Corporation - Liberty Formula One - Series C *	75,000	3,246,750

Consumer Discretionary - 11.3%
Apparel & Textile Products - 2.0%
VF Corporation	75,000	5,994,000

Automotive - 2.7%
Gentex Corporation	220,000	7,847,400

Consumer Services - 3.8%
Graham Holdings Company - Class B	20,000	11,248,800

Leisure Facilities & Services - 2.8%
Madison Square Garden Sports Corporation *	45,000	8,075,700

Consumer Staples - 2.6%
Beverages - 1.1%
Remy Cointreau S.A. - ADR	175,550	3,248,114

Household Products - 1.5%
Spectrum Brands Holdings, Inc.	50,000	4,250,000

Energy - 9.4%
Oil & Gas Producers - 8.5%
Chevron Corporation	100,000	10,479,000
Pioneer Natural Resources Company	90,000	14,293,800
		24,772,800
Oil & Gas Services & Equipment - 0.9%
Schlumberger Ltd.	100,000	2,719,000

Financials - 15.2%
Asset Management - 3.4%
KKR & Company, Inc.	200,000	9,770,000

Banking - 1.1%
Hingham Institution for Savings (The)	11,587	3,287,927

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Market Value
Financials - 15.2% (Continued)
Institutional Financial Services - 2.9%
CME Group, Inc.	41,800	$8,536,814

Insurance - 5.4%
Alleghany Corporation *	14,536	9,103,751
Markel Corporation *	5,850	6,666,777
		15,770,528
Specialty Finance - 2.4%
Fidelity National Financial, Inc.	175,000	7,115,500

Health Care - 9.9%
Biotech & Pharma - 1.4%
Avid Bioservices, Inc. *	225,000	4,101,750

Health Care Facilities & Services - 1.6%
Chemed Corporation	9,900	4,552,218

Medical Equipment & Devices - 6.9%
Alcon, Inc. *	135,000	9,474,300
Haemonetics Corporation *	60,000	6,660,600
Zimmer Biomet Holdings, Inc.	25,000	4,002,000
		20,136,900
Industrials - 17.7%
Aerospace & Defense - 2.0%
HEICO Corporation - Class A	40,000	4,544,000
Hexcel Corporation	20,000	1,120,000
		5,664,000
Electrical Equipment - 5.3%
A.O. Smith Corporation	80,000	5,408,800
Otis Worldwide Corporation	85,000	5,818,250
Vontier Corporation *	143,500	4,343,745
		15,570,795
Engineering & Construction - 3.1%
frontdoor, inc. *	170,000	9,137,500

Industrial Support Services - 5.1%
AMERCO	20,000	12,252,000
Watsco, Inc.	10,000	2,607,500
		14,859,500
Transportation Equipment - 2.2%
Allison Transmission Holdings, Inc.	160,000	6,532,800

Materials - 8.4%
Chemicals - 4.0%
Axalta Coating Systems Ltd. *	100,000	2,958,000
Valvoline, Inc.	330,000	8,603,100
		11,561,100
Metals & Mining - 4.4%
Barrick Gold Corporation	150,000	2,970,000
Franco-Nevada Corporation	50,000	6,264,500

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Market Value
Materials - 8.4% (Continued)
Metals & Mining - 4.4% (Continued)
Newmont Corporation	60,000	$3,616,200
		12,850,700
Real Estate - 14.5%
Real Estate Owners & Developers - 13.9%
Texas Pacific Land Corporation	25,500	40,530,465

REITs - 0.6%
Lamar Advertising Company - Class A	20,000	1,878,400

Technology - 4.6%
Software - 2.3%
Change Healthcare, Inc. *	300,000	6,630,000

Technology Hardware - 0.8%
Arrow Electronics, Inc. *	20,000	2,216,400

Technology Services - 1.5%
Jack Henry & Associates, Inc.	30,000	4,551,600

Total Common Stocks (Cost $181,256,154)		$279,696,221

MONEY MARKET FUNDS - 4.4%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $12,987,256)	12,987,256	$12,987,256

Total Investments at Market Value - 100.2% (Cost $194,243,410)		$292,683,477

Liabilities in Excess of Other Assets - (0.2%)		(460,765)

Net Assets - 100.0%		$292,222,712

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2021.

See accompanying notes to Schedules of Investments.

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Market Value
Consumer Discretionary - 14.5%
Apparel & Textile Products - 0.6%
VF Corporation	70,000	$5,594,400

Retail - Discretionary - 8.7%
Lowe's Companies, Inc.	265,000	50,397,700
O'Reilly Automotive, Inc. *	63,000	31,956,750
		82,354,450
Wholesale - Discretionary - 5.2%
Copart, Inc. *	450,000	48,874,500

Consumer Staples - 2.4%
Retail - Consumer Staples - 2.4%
Ollie's Bargain Outlet Holdings, Inc. *	266,449	23,181,063

Financials - 7.7%
Asset Management - 3.4%
Brookfield Asset Management, Inc. - Class A	712,500	31,706,250

Diversified Financial Services - 4.3%
S&P Global, Inc.	116,000	40,932,920

Health Care - 7.3%
Health Care Facilities & Services - 4.4%
Chemed Corporation	20,000	9,196,400
IQVIA Holdings, Inc. *	170,000	32,833,800
		42,030,200
Medical Equipment & Devices - 2.9%
Medtronic plc	233,000	27,524,290

Industrials - 15.0%
Aerospace & Defense - 4.5%
HEICO Corporation - Class A	371,876	42,245,114

Electrical Equipment - 3.9%
Roper Technologies, Inc.	91,000	36,703,940

Engineering & Construction - 5.4%
frontdoor, inc. *	948,300	50,971,125

Transportation & Logistics - 1.2%
Expeditors International of Washington, Inc.	110,000	11,845,900

Real Estate - 8.4%
Real Estate Owners & Developers - 0.9%
Texas Pacific Land Corporation	5,000	7,947,150

REITs - 7.5%
Equinix, Inc.	57,500	39,076,425

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Market Value
Real Estate - 8.4% (Continued)
REITs - 7.5% (Continued)
SBA Communications Corporation	116,000	$32,195,800
		71,272,225
Technology - 44.4%
Semiconductors - 6.0%
Texas Instruments, Inc.	300,000	56,697,000

Software - 16.5%
ANSYS, Inc. *	67,000	22,750,520
Autodesk, Inc. *	20,000	5,543,000
Change Healthcare, Inc. *	2,020,000	44,642,000
Microsoft Corporation	180,000	42,438,600
Software AG - ADR	2,967,252	31,096,801
Talend S.A. - ADR *	150,000	9,546,000
		156,016,921
Technology Services - 21.9%
Accenture plc - Class A	141,000	38,951,250
Broadridge Financial Solutions, Inc.	270,000	41,337,000
Mastercard, Inc. - Class A	142,000	50,559,100
Moody's Corporation	95,000	28,367,950
Visa, Inc. - Class A	229,000	48,486,170
		207,701,470

Total Common Stocks (Cost $543,694,733)		$943,598,918

MONEY MARKET FUNDS - 0.4%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $3,859,268)	3,859,268	$3,859,268

Total Investments at Market Value - 100.1% (Cost $547,554,001)		$947,458,186

Liabilities in Excess of Other Assets - (0.1%)		(1,122,456)

Net Assets - 100.0%		$946,335,730

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2021.

See accompanying notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Market Value
Communications - 1.0%
Internet Media & Services - 1.0%
Booking Holdings, Inc. *	4,000	$9,319,360

Consumer Discretionary - 13.4%
Apparel & Textile Products - 1.0%
VF Corporation	115,000	9,190,800

Retail - Discretionary - 12.4%
Genuine Parts Company	275,000	31,787,250
Lowe's Companies, Inc.	230,000	43,741,400
TJX Companies, Inc. (The)	300,000	19,845,000
Tractor Supply Company	90,000	15,937,200
		111,310,850
Consumer Staples - 5.2%
Food - 5.2%
Kellogg Company	280,000	17,724,000
Mondelēz International, Inc. - Class A	500,000	29,265,000
		46,989,000
Energy - 4.9%
Oil & Gas Producers - 4.9%
Chevron Corporation	260,000	27,245,400
Pioneer Natural Resources Company	105,000	16,676,100
		43,921,500
Financials - 16.0%
Asset Management - 2.0%
Brookfield Asset Management, Inc. - Class A	400,000	17,800,000

Banking - 7.7%
First Horizon National Corporation	2,100,000	35,511,000
Truist Financial Corporation	575,000	33,534,000
		69,045,000
Insurance - 3.3%
Chubb Ltd.	190,000	30,014,300

Specialty Finance - 3.0%
Fidelity National Financial, Inc.	670,000	27,242,200

Health Care - 9.9%
Health Care Facilities & Services - 5.1%
Chemed Corporation	40,000	18,392,800
Quest Diagnostics, Inc.	220,000	28,234,800
		46,627,600
Medical Equipment & Devices - 4.8%
Medtronic plc	365,000	43,117,450

Industrials - 7.2%
Aerospace & Defense - 3.8%
HEICO Corporation - Class A	137,120	15,576,832

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.1% (Continued)	Shares	Market Value
Industrials - 7.2% (Continued)
Aerospace & Defense - 3.8% (Continued)
Lockheed Martin Corporation	50,000	$18,475,000
		34,051,832
Electrical Equipment - 1.1%
Roper Technologies, Inc.	25,000	10,083,500

Transportation & Logistics - 2.3%
United Parcel Service, Inc. - Class B	120,000	20,398,800

Real Estate - 8.1%
Real Estate Owners & Developers - 5.3%
Texas Pacific Land Corporation	30,000	47,682,900

REITs - 2.8%
Equinix, Inc.	37,400	25,416,666

Technology - 30.4%
Semiconductors - 4.5%
Texas Instruments, Inc.	215,000	40,632,850

Software - 10.3%
ANSYS, Inc. *	28,000	9,507,680
Microsoft Corporation	135,000	31,828,950
SAP SE - ADR	180,000	22,102,200
SS&C Technologies Holdings, Inc.	425,000	29,694,750
		93,133,580
Technology Services - 15.6%
Accenture plc - Class A	115,000	31,768,750
Broadridge Financial Solutions, Inc.	205,000	31,385,500
Jack Henry & Associates, Inc.	114,500	17,371,940
Moody's Corporation	65,000	19,409,650
Visa, Inc. - Class A	190,000	40,228,700
		140,164,540

Total Common Stocks (Cost $600,697,161)		$866,142,728

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.0%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $35,914,618)	35,914,618	$35,914,618

Total Investments at Market Value - 100.1% (Cost $636,611,779)		$902,057,346

Liabilities in Excess of Other Assets - (0.1%)		(794,330)

Net Assets - 100.0%		$901,263,016

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2021.

See accompanying notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Market Value
Communications - 2.2%
Entertainment Content - 2.2%
Electronic Arts, Inc.	12,000	$1,624,440

Consumer Discretionary - 7.2%
Automotive - 3.7%
Cie Générale des Établissements Michelin - ADR	61,500	1,843,155
Ferrari N.V.	4,000	837,120
		2,680,275
Retail - Discretionary - 3.5%
Lowe's Companies, Inc.	13,300	2,529,394

Consumer Staples - 6.8%
Beverages - 4.2%
Coca-Cola European Partners plc	59,000	3,077,440

Food - 2.6%
Mondelēz International, Inc. - Class A	31,900	1,867,107

Energy - 5.5%
Oil & Gas Producers - 5.5%
Chevron Corporation	17,000	1,781,430
Pioneer Natural Resources Company	14,000	2,223,480
		4,004,910
Financials - 19.9%
Banking - 4.4%
First Horizon National Corporation	105,000	1,775,550
Truist Financial Corporation	24,500	1,428,840
		3,204,390
Diversified Financial Services - 3.1%
S&P Global, Inc.	6,400	2,258,368

Insurance - 10.2%
AXA S.A. - ADR	100,000	2,706,000
Chubb Ltd.	15,500	2,448,535
Willis Towers Watson plc	9,500	2,174,360
		7,328,895
Specialty Finance - 2.2%
Fidelity National Financial, Inc.	39,500	1,606,070

Health Care - 15.1%
Health Care Facilities & Services - 4.7%
IQVIA Holdings, Inc. *	17,500	3,379,950

Medical Equipment & Devices - 10.4%
Alcon, Inc. *	25,500	1,789,590
Koninklijke Philips N.V. *	50,099	2,857,146
Medtronic plc	24,119	2,849,178
		7,495,914

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Market Value
Industrials - 10.8%
Aerospace & Defense - 2.0%
Lockheed Martin Corporation	4,000	$1,478,000

Capital Goods - 1.4%
Nidec Corporation - ADR	33,000	1,010,460

Diversified Industrials - 1.5%
Eaton Corporation plc	7,700	1,064,756

Electrical Equipment - 3.0%
Otis Worldwide Corporation	12,000	821,400
TE Connectivity Ltd.	10,500	1,355,655
		2,177,055
Machinery - 1.3%
ITOCHU Corporation - ADR	14,000	914,550

Transportation & Logistics - 1.6%
Canadian National Railway Company	10,000	1,159,800

Real Estate - 2.8%
Real Estate Services - 1.6%
FirstService Corporation	7,500	1,111,425

REITs - 1.2%
Equinix, Inc.	1,300	883,467

Technology - 28.8%
Semiconductors - 5.7%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,000	2,483,880
Texas Instruments, Inc.	8,500	1,606,415
		4,090,295
Software - 10.1%
Adobe, Inc. *	2,800	1,331,036
Microsoft Corporation	13,750	3,241,837
SAP SE - ADR	16,500	2,026,035
Sapiens International Corporation N.V.	22,602	718,518
		7,317,426
Technology Hardware - 1.9%
Murata Manufacturing Company Ltd. - ADR	66,500	1,340,640

Technology Services - 11.1%
Accenture plc - Class A	10,500	2,900,625
Mastercard, Inc. - Class A	10,000	3,560,500
Visa, Inc. - Class A	7,500	1,587,975
		8,049,100

Total Common Stocks (Cost $49,893,031)		$71,654,127

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $712,192)	712,192	$712,192

Total Investments at Market Value - 100.1% (Cost $50,605,223)		$72,366,319

Liabilities in Excess of Other Assets - (0.1%) (b)		(92,231)

Net Assets - 100.0%		$72,274,088

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2021.

AVE MARIA WORLD EQUITY FUND

SUMMARY OF COMMON STOCKS BY COUNTRY

March 31, 2021 (Unaudited)

Country	Value	% of Net Assets
United States **	$43,155,473	59.7%
United Kingdom	5,251,800	7.3%
France	4,549,155	6.3%
Switzerland	4,238,125	5.9%
Netherlands	3,694,266	5.1%
Japan	3,265,650	4.5%
Taiwan	2,483,880	3.4%
Canada	2,271,225	3.1%
Germany	2,026,035	2.8%
Cayman Islands	718,518	1.0%
	$71,654,127	99.1%

**	Includes companies deemed to be a “non-U.S. company” as defined in the Fund’s prospectus, if a company is headquartered outside the United States, or has at least 50% of its revenues or operations outside the United States during its most recent fiscal year, at the time of purchase.

See accompanying notes to Schedules of Investments.

AVE MARIA FOCUSED FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Market Value
Communications - 7.7%
Internet Media & Services - 7.7%
eDreams ODIEGO S.A. - ADR *	55,618	$3,078,812

Consumer Discretionary - 4.8%
Apparel & Textile Products - 2.6%
Hermes International - ADR	9,183	1,019,336

Automotive - 2.2%
Ferrari N.V.	4,284	896,556

Financials - 5.9%
Asset Management - 3.0%
Brookfield Asset Management, Inc. - Class A	26,647	1,185,791

Diversified Financial Services - 2.9%
S&P Global, Inc.	3,278	1,156,708

Health Care - 3.8%
Health Care Facilities & Services - 3.8%
Chemed Corporation	3,321	1,527,062

Industrials - 26.9%
Commercial Support Services - 11.5%
GFL Environmental, Inc.	100,973	3,529,007
Waste Connections, Inc.	9,644	1,041,359
		4,570,366
Electrical Equipment - 8.1%
API Group Corporation *	157,234	3,251,599

Engineering & Construction - 7.3%
frontdoor, inc. *	54,176	2,911,960

Materials - 4.1%
Chemicals - 4.1%
Valvoline, Inc.	62,367	1,625,908

Real Estate - 14.1%
Real Estate Owners & Developers - 3.7%
Texas Pacific Land Corporation	925	1,470,223

REITs - 10.4%
Equinix, Inc.	4,782	3,249,799
SBA Communications Corporation	3,176	881,499
		4,131,298

AVE MARIA FOCUSED FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Market Value
Technology - 29.5%
Software - 20.0%
Adobe, Inc. *	3,936	$1,871,056
Autodesk, Inc. *	3,465	960,325
Change Healthcare, Inc. *	15,000	331,500
Microsoft Corporation	13,731	3,237,358
Software AG - ADR	31,200	326,976
Tyler Technologies, Inc. *	2,946	1,250,665
		7,977,880
Technology Services - 9.5%
Mastercard, Inc. - Class A	4,163	1,482,236
Moody's Corporation	2,831	845,365
Visa, Inc. - Class A	6,945	1,470,465
		3,798,066

Total Common Stocks (Cost $32,003,473)		$38,601,565

MONEY MARKET FUNDS - 2.3%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 1.00% (a) (Cost $924,043)	924,043	$924,043

Total Investments at Market Value - 99.1% (Cost $32,927,516)		$39,525,608

Other Assets in Excess of Liabilities - 0.9%		367,172

Net Assets - 100.0%		$39,892,780

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2021.

See accompanying notes to Schedules of Investments.

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 17.2%	Par Value	Market Value
U.S. Treasury Bonds - 1.1%
8.125%, due 05/15/21	$2,000,000	$2,019,574
8.000%, due 11/15/21	2,500,000	2,623,242
		4,642,816
U.S. Treasury Inflation-Protected Notes - 10.1% (a)
0.625%, due 04/15/23	1,474,144	1,568,984
0.500%, due 04/15/24	5,185,100	5,619,048
2.375%, due 01/15/25	4,162,620	4,875,550
0.625%, due 01/15/26	5,503,650	6,117,114
2.000%, due 01/15/26	3,953,280	4,670,198
0.375%, due 01/15/27	4,222,686	4,655,182
0.375%, due 07/15/27	6,949,800	7,704,369
0.500%, due 01/15/28	5,301,650	5,899,328
0.750%, due 07/15/28	2,604,875	2,967,624
		44,077,397
U.S. Treasury Notes - 6.0%
2.375%, due 04/15/21	5,000,000	5,004,451
1.375%, due 04/30/21	3,000,000	3,003,159
1.875%, due 07/31/22	2,500,000	2,558,399
1.625%, due 08/31/22	5,000,000	5,105,664
2.125%, due 11/30/24	10,000,000	10,566,797
		26,238,470

Total U.S. Government & Agencies (Cost $74,361,094)		$74,958,683

CORPORATE BONDS - 53.7%	Par Value	Market Value
Communications - 1.4%
Electronic Arts, Inc., 4.800%, due 03/01/26	$5,500,000	$6,340,850

Consumer Discretionary - 7.5%
Lowe's Companies, Inc., 3.800%, due 11/15/21	1,000,000	1,012,552
Lowe's Companies, Inc., 3.120%, due 04/15/22	3,000,000	3,066,294
Lowe's Companies, Inc., 3.125%, due 09/15/24	800,000	857,752
Lowe's Companies, Inc., 3.375%, due 09/15/25	1,500,000	1,631,212
Lowe's Companies, Inc., 3.100%, due 05/03/27	5,000,000	5,375,662
Ross Stores, Inc., 3.375%, due 09/15/24	3,000,000	3,180,954
Ross Stores, Inc., 0.875%, due 04/15/26	1,700,000	1,644,514
TJX Companies, Inc. (The), 2.750%, due 06/15/21	2,305,000	2,306,635
TJX Companies, Inc. (The), 2.500%, due 05/15/23	2,000,000	2,077,286
TJX Companies, Inc. (The), 3.500%, due 04/15/25	3,295,000	3,590,685
TJX Companies, Inc. (The), 2.250%, due 09/15/26	3,426,000	3,558,362
TJX Companies, Inc. (The), 3.750%, due 04/15/27	1,000,000	1,112,880
TJX Companies, Inc. (The), 1.150%, due 05/15/28	2,000,000	1,897,568
VF Corporation, 2.800%, due 04/23/27	1,200,000	1,262,625
		32,574,981
Consumer Staples - 9.9%
Coca-Cola Company (The), 2.875%, due 10/27/25	4,820,000	5,203,447
Coca-Cola Company (The), 2.250%, due 09/01/26	922,000	969,126
Coca-Cola Company (The), 1.450%, due 06/01/27	2,500,000	2,489,782
Coca-Cola Company (The), 1.000%, due 03/15/28	1,000,000	948,831
Colgate-Palmolive Company, 2.250%, due 11/15/22	500,000	516,300

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 53.7% (Continued)	Par Value	Market Value
Consumer Staples - 9.9% (Continued)
Colgate-Palmolive Company, 1.950%, due 02/01/23	$2,663,000	$2,742,667
Colgate-Palmolive Company, 3.250%, due 03/15/24	795,000	859,835
Hershey Company (The), 2.625%, due 05/01/23	4,536,000	4,711,869
Hershey Company (The), 3.375%, due 05/15/23	500,000	529,965
Hershey Company (The), 2.050%, due 11/15/24	3,200,000	3,347,641
Hershey Company (The), 2.300%, due 08/15/26	1,500,000	1,577,594
Hormel Foods Corporation, 4.125%, due 04/15/21	3,814,000	3,818,060
J.M. Smucker Company (The), 3.500%, due 10/15/21	2,000,000	2,033,287
Kellogg Company, 4.300%, due 05/15/28	1,000,000	1,133,060
Kimberly-Clark Corporation, 2.400%, due 03/01/22	3,811,000	3,886,826
Kimberly-Clark Corporation, 2.400%, due 06/01/23	440,000	458,694
Kimberly-Clark Corporation, 2.650%, due 03/01/25	1,115,000	1,177,675
Kimberly-Clark Corporation, 2.750%, due 02/15/26	343,000	368,068
Kimberly-Clark Corporation, 1.050%, due 09/15/27	1,000,000	970,247
McCormick & Company, Inc., 3.900%, due 07/15/21	2,500,000	2,506,307
McCormick & Company, Inc., 3.500%, due 09/01/23	2,500,000	2,655,152
		42,904,433
Energy - 3.7%
Chevron Corporation, 2.895%, due 03/03/24	1,824,000	1,944,160
Chevron Corporation, 2.954%, due 05/16/26	1,450,000	1,554,254
Chevron Corporation, 1.995%, due 05/11/27	5,085,000	5,196,048
Exxon Mobil Corporation, 2.397%, due 03/06/22	2,000,000	2,032,619
Exxon Mobil Corporation, 3.176%, due 03/15/24	1,634,000	1,749,835
Exxon Mobil Corporation, 2.019%, due 08/16/24	2,650,000	2,759,696
Exxon Mobil Corporation, 2.709%, due 03/06/25	998,000	1,056,297
		16,292,909
Financials - 5.4%
BlackRock, Inc., 3.500%, due 03/18/24	2,500,000	2,718,772
BlackRock, Inc., 3.200%, due 03/15/27	7,375,000	8,043,649
Chubb INA Holdings, Inc., 3.150%, due 03/15/25	4,309,000	4,635,669
Chubb INA Holdings, Inc., 3.350%, due 05/03/26	500,000	544,633
PNC Financial Services Group, Inc. (The), 3.250%, due 06/01/25	1,528,000	1,650,413
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	4,380,000	4,724,636
U.S. Bancorp, 3.375%, due 02/05/24	1,000,000	1,076,342
		23,394,114
Health Care - 4.5%
Medtronic, Inc., 3.500%, due 03/15/25	5,598,000	6,137,757
Stryker Corporation, 3.375%, due 05/15/24	5,500,000	5,923,320
Stryker Corporation, 3.375%, due 11/01/25	500,000	543,107
Stryker Corporation, 3.500%, due 03/15/26	2,468,000	2,701,256
Zimmer Biomet Holdings, Inc., 3.550%, due 04/01/25	3,955,000	4,283,656
		19,589,096
Industrials - 8.0%
3M Company, 2.000%, due 06/26/22	1,073,000	1,095,997
3M Company, 2.250%, due 03/15/23	3,000,000	3,108,237
Illinois Tool Works, Inc., 3.500%, due 03/01/24	2,450,000	2,648,754
Illinois Tool Works, Inc., 2.650%, due 11/15/26	10,601,000	11,284,442
PACCAR Financial Corporation, 1.650%, due 08/11/21	3,750,000	3,767,362
Snap-on, Inc., 6.125%, due 09/01/21	2,000,000	2,046,035
United Parcel Service, Inc., 2.350%, due 05/16/22	2,990,000	3,053,397
United Parcel Service, Inc., 2.200%, due 09/01/24	3,410,000	3,576,811

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 53.7% (Continued)	Par Value	Market Value
Industrials - 8.0% (Continued)
United Parcel Service, Inc., 2.800%, due 11/15/24	$1,000,000	$1,068,937
United Parcel Service, Inc., 2.400%, due 11/15/26	2,869,000	3,051,883
		34,701,855
Materials - 2.7%
Ecolab, Inc., 2.375%, due 08/10/22	415,000	425,603
Ecolab, Inc., 3.250%, due 01/14/23	5,000,000	5,215,184
Ecolab, Inc., 2.700%, due 11/01/26	5,638,000	6,003,689
		11,644,476
Technology - 10.6%
Cisco Systems, Inc., 2.600%, due 02/28/23	2,475,000	2,588,076
Cisco Systems, Inc., 3.625%, due 03/04/24	500,000	545,899
Cisco Systems, Inc., 2.950%, due 02/28/26	1,000,000	1,085,285
Cisco Systems, Inc., 2.500%, due 09/20/26	3,080,000	3,292,578
Mastercard, Inc., 3.375%, due 04/01/24	3,855,000	4,179,303
Mastercard, Inc., 2.000%, due 03/03/25	5,625,000	5,863,036
Mastercard, Inc., 2.950%, due 11/21/26	1,000,000	1,078,395
Mastercard, Inc., 3.300%, due 03/26/27	3,199,000	3,514,552
Mastercard, Inc., 3.500%, due 02/26/28	450,000	496,798
Moody's Corporation, 4.500%, due 09/01/22	1,000,000	1,047,426
Moody's Corporation, 2.625%, due 01/15/23	3,319,000	3,440,304
Moody's Corporation, 4.875%, due 02/15/24	1,500,000	1,658,101
Moody's Corporation, 3.250%, due 01/15/28	2,050,000	2,200,361
Texas Instruments, Inc., 2.250%, due 05/01/23	2,500,000	2,584,240
Texas Instruments, Inc., 1.375%, due 03/12/25	1,160,000	1,179,813
Texas Instruments, Inc., 2.900%, due 11/03/27	740,000	798,126
Texas Instruments, Inc., 2.250%, due 09/04/29	1,112,000	1,117,443
Visa, Inc., 2.150%, due 09/15/22	4,000,000	4,102,722
Visa, Inc., 3.150%, due 12/14/25	3,905,000	4,257,090
Visa, Inc., 1.900%, due 04/15/27	354,000	362,244
Visa, Inc., 2.750%, due 09/15/27	750,000	800,060
		46,191,852

Total Corporate Bonds (Cost $228,811,704)		$233,634,566

COMMON STOCKS - 19.9%	Shares	Market Value
Consumer Discretionary - 2.4%
Apparel & Textile Products - 1.1%
VF Corporation	60,000	$4,795,200

Retail - Discretionary - 1.3%
Genuine Parts Company	49,300	5,698,587

Consumer Staples - 2.4%
Beverages - 1.2%
Coca-Cola European Partners plc	100,000	5,216,000

Food - 1.2%
Kellogg Company	80,000	5,064,000

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.9% (Continued)	Shares	Market Value
Energy - 1.2%
Oil & Gas Producers - 1.2%
Chevron Corporation	50,000	$5,239,500

Financials - 4.5%
Asset Management - 1.2%
BlackRock, Inc.	7,000	5,277,720

Banking - 2.5%
First Horizon National Corporation	366,000	6,189,060
Truist Financial Corporation	77,000	4,490,640
		10,679,700
Specialty Finance - 0.8%
Fidelity National Financial, Inc.	90,000	3,659,400

Health Care - 1.1%
Medical Equipment & Devices - 1.1%
Medtronic plc	40,000	4,725,200

Industrials - 3.7%
Industrial Support Services - 2.5%
Fastenal Company	90,000	4,525,200
Watsco, Inc.	24,000	6,258,000
		10,783,200
Transportation & Logistics - 1.2%
United Parcel Service, Inc. - Class B	30,500	5,184,695

Real Estate - 2.0%
Real Estate Owners & Developers - 2.0%
Texas Pacific Land Corporation	5,400	8,582,922

Technology - 2.6%
Semiconductors - 1.6%
Texas Instruments, Inc.	37,000	6,992,630

Technology Services - 1.0%
Western Union Company (The)	180,000	4,438,800

Total Common Stocks (Cost $56,552,915)		$86,337,554

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 8.7%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (b)	20,679,163	$20,679,163
Federated Hermes Treasury Obligations Fund - Institutional Shares, 0.01% (b)	17,103,435	17,103,435
Total Money Market Funds (Cost $37,782,598)		$37,782,598

Total Investments at Market Value - 99.5% (Cost $397,508,311)		$432,713,401

Other Assets in Excess of Liabilities - 0.5%		2,153,006

Net Assets - 100.0%		$434,866,407

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of March 31, 2021.

See accompanying notes to Schedules of Investments.

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2021 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund, the Ave Maria Focused Fund and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s NAV calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

U.S. Government & Agencies and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the Funds’ investments and the levels assigned to value the investments, by security type, as of March 31, 2021:

Ave Maria Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$277,884,461	$1,811,760	$-	$279,696,221
Money Market Funds	12,987,256	-	-	12,987,256
Total	$290,871,717	$1,811,760	$-	$292,683,477

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$943,598,918	$-	$-	$943,598,918
Money Market Funds	3,859,268	-	-	3,859,268
Total	$947,458,186	$-	$-	$947,458,186

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$866,142,728	$-	$-	$866,142,728
Money Market Funds	35,914,618	-	-	35,914,618
Total	$902,057,346	$-	$-	$902,057,346

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$71,654,127	$-	$-	$71,654,127
Money Market Funds	712,192	-	-	712,192
Total	$72,366,319	$-	$-	$72,366,319

Ave Maria Focused Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$35,522,753	$3,078,812	$-	$38,601,565
Money Market Funds	924,043	-	-	924,043
Total	$36,446,796	$3,078,812	$-	$39,525,608

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$-	$74,958,683	$-	$74,958,683
Corporate Bonds	-	233,634,566	-	233,634,566
Common Stocks	86,337,554	-	-	86,337,554
Money Market Funds	37,782,598	-	-	37,782,598
Total	$124,120,152	$308,593,249	$-	$432,713,401

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the period ended March 31, 2021.

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2021:

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
Cost of portfolio investments	$194,243,410	$547,554,001	$636,611,779
Gross unrealized appreciation	$102,425,747	$400,505,605	$272,095,436
Gross unrealized depreciation	(3,985,680)	(601,420)	(6,649,869)
Net unrealized appreciation	$98,440,067	$399,904,185	$265,445,567

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
Cost of portfolio investments	$50,605,223	$32,960,620	$397,508,311
Gross unrealized appreciation	$22,220,110	$6,815,264	$36,776,686
Gross unrealized depreciation	(459,014)	(250,276)	(1,571,596)
Net unrealized appreciation	$21,761,096	$6,564,988	$35,205,090

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria Focused Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

4. Non-Diversification Risk

The Ave Maria Focused Fund is a non-diversified Fund. As a result, the Fund’s holdings may be more concentrated in a limited number of securities and the value of its shares may be more sensitive than a diversified fund to a single economic, business, political, or regulatory occurrence.

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2021, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria World Equity Fund had 44.4%, 30.4% and 28.8% respectively, of the value of their net assets invested in stocks within the technology sector and the Ave Maria Focused Fund had 26.9% and 29.5% of the value of its net assets invested in stocks within the industrials and technology sectors, respectively.

SCHWARTZ VALUE FOCUSED FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

COMMON STOCKS - 88.4%	Shares	Market Value
Communications - 0.3%
Entertainment Content - 0.3%
Madison Square Garden Entertainment Corporation *	1,000	$81,800

Consumer Discretionary - 9.0%
Automotive - 2.1%
Gentex Corporation	15,000	535,050

Consumer Services - 3.4%
Graham Holdings Company - Class B	1,500	843,660

Leisure Facilities & Services - 2.2%
Madison Square Garden Sports Corporation *	3,000	538,380

Retail - Discretionary - 1.3%
TJX Companies, Inc. (The)	5,000	330,750

Consumer Staples - 2.6%
Beverages - 1.2%
Brown-Forman Corporation - Class B	2,000	137,940
Remy Cointreau S.A. - ADR	8,000	148,020
		285,960
Retail - Consumer Staples - 1.4%
Kroger Company (The)	10,000	359,900

Energy - 8.5%
Oil & Gas Producers - 8.5%
Chevron Corporation	6,550	686,375
Devon Energy Corporation	30,000	655,500
Pioneer Natural Resources Company	5,000	794,100
		2,135,975
Financials - 6.6%
Institutional Financial Services - 1.2%
CME Group, Inc.	1,500	306,345

Insurance - 5.4%
Berkshire Hathaway, Inc. - Class A *	2	771,404
Markel Corporation *	500	569,810
		1,341,214

SCHWARTZ VALUE FOCUSED FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.4% (Continued)	Shares	Market Value
Health Care - 2.1%
Biotech & Pharma - 1.1%
Avid Bioservices, Inc. *	15,000	$273,450

Medical Equipment & Devices - 1.0%
Alcon, Inc. *	3,400	238,612

Industrials - 6.5%
Electrical Equipment - 1.9%
A.O. Smith Corporation	5,000	338,050
AMETEK, Inc.	1,000	127,730
		465,780
Engineering & Construction - 2.1%
frontdoor, inc. *	10,000	537,500

Industrial Support Services - 2.5%
AMERCO	1,000	612,600

Materials - 12.7%
Chemicals - 3.1%
Valvoline, Inc.	30,000	782,100

Metals & Mining - 9.6%
Barrick Gold Corporation	75,000	1,485,000
Pan American Silver Corporation	30,000	900,900
		2,385,900
Real Estate - 34.9%
Real Estate Owners & Developers - 34.9%
Texas Pacific Land Corporation	5,500	8,741,865

Technology - 5.2%
Technology Hardware - 1.3%
Garmin Ltd.	2,500	329,625

Technology Services - 3.9%
Mastercard, Inc. - Class A	1,500	534,075
Moody's Corporation	1,500	447,915
		981,990

Total Common Stocks (Cost $9,433,338)		$22,108,456

SCHWARTZ VALUE FOCUSED FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 11.5%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	1,151,916	$1,151,916
Federated Hermes Treasury Obligations Fund - Institutional Shares, 0.01% (a)	1,130,200	1,130,200
Federated Hermes U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.01% (a)	594,980	594,980
Total Money Market Funds (Cost $2,877,096)		$2,877,096

Total Investments at Market Value - 99.9% (Cost $12,310,434)		$24,985,552

Other Assets in Excess of Liabilities - 0.1%		33,344

Net Assets - 100.0%		$25,018,896

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2021.

See notes to Schedule of Investments.

SCHWARTZ VALUE FOCUSED FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

1. Securities valuation

The portfolio securities of Schwartz Value Focused Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Fixed income securities, if any, are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments representing shares of other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

SCHWARTZ VALUE FOCUSED FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the levels assigned to value the investments, by security type, as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$22,108,456	$-	$-	$22,108,456
Money Market Funds	2,877,096	-	-	2,877,096
Total	$24,985,552	$-	$-	$24,985,552

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. There were no Level 3 securities or derivative instruments held by the Fund as of or during the period ended March 31, 2021.

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2021:

Cost of portfolio investments	$12,310,434
Gross unrealized appreciation	$12,901,298
Gross unrealized depreciation	(226,180)
Net unrealized appreciation	$12,675,118

4. Non-Diversification Risk

The Fund is a non-diversified Fund. As a result, the Fund’s holdings may be more concentrated in a limited number of securities and the value of its shares may be more sensitive than a diversified fund to a single economic, business, political, or regulatory occurrence.

SCHWARTZ VALUE FOCUSED FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2021, the Fund had 34.9% of the value of its net assets invested in a stock within the Real Estate sector.